Acquisitions and Divestitures (High Point) (Details) (USD $)	3 Months Ended			6 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended		0 Months Ended		3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Apr. 15, 2013	Dec. 31, 2012	Sep. 30, 2013 High Point Infrastructure Partners, LLC [Member]	Sep. 30, 2013 High Point Infrastructure Partners, LLC [Member] mi	Apr. 15, 2013 High Point Infrastructure Partners, LLC [Member] Gas_Receipt_Point	Apr. 15, 2013 AIM Midstream Holdings [Member] Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Series A [Member]	Apr. 15, 2013 Series A [Member] AIM Midstream Holdings [Member] Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of voting interests acquired											100.00%
Length of pipeline										700
Gas receipt points											75
Total consideration for Issuance of preferred units											$ 15,000,000
Preferred units issued															5,142,857
Partnership cancellation of subordinated units (percent)												90.00%		90.00%
Fair value per unit													$ 17.50
Series A convertible preferred units	92,912,000				92,912,000		90,000,000	0
Distributions to existing interest	0		0	0	15,612,000	0							15,600,000
Cash and cash equivalents							1,935,000
Accounts receivable							3,629,000
Unbilled revenue							1,446,000
Other current assets							2,049,000
Property, plant and equipment, net							82,615,000
Other assets							1,000,000
Accounts payable							(11,000)
Accrued expenses and other current liabilities							(4,077,000)
Current portion of long-term debt							(893,000)
Asset retirement obligation liability							(25,763,000)
Total identifiable net assets							61,930,000
Revenues	79,536,000	53,401,000			216,626,000	141,580,000			10,700,000	19,700,000
Net (loss) income attributable to the Partnership	$ (2,731,000)	$ (4,275,000)	$ (4,275,000)		$ (28,396,000)	$ (257,000)			$ 1,200,000	$ 2,700,000